MHM Final
Translation

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	March 15, 2007

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 413.9 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 121.73 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

Places where a copy of this Amendment to Securities Registration Statement is available for Public Inspection                                         Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement: This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 4, 2006 (as amended on July 31, 2006) due to the fact that there is the matters to be modified. The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

PART II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(2) Structure of the Fund

(i) Structure of the Fund

* Putnam Fiduciary Trust Company ("PFTC") is managing the transfer of the Fund's assets to State Street Bank and Trust Company ("SSBTC"). This transfer is expected to be completed during the first half of 2007. PFTC will remain custodian with respect to Fund assets until the assets are transferred.

(ii) The name, Role in Management of the Fund and Outline of Agreements of Affiliated Parties of the Investment Management Company and the Fund:

[Before Amendment]

Name	Role in management of	Outline of the Agreement
the Fund

(Omitted.)

Putnam Fiduciary	Custodian and Investor	Custodian Agreement (Note 2) dated
Trust Company	Servicing Agent	May 3, 1991 (as amended on June 1,
2001) with the Fund provides for the
custodial services to the Fund.
Investor Servicing Agreement dated
June 3, 1991 (as amended and
restated on January 1, 2005) with the
Fund provides the investor services
for the Fund.

Putnam Retail	Principal Underwriter	Distributor's Contract dated
Management		November 28, 1994 (as amended on
Limited Partnership		June 10, 2005) with the Fund
("Putnam Retail		provides for underwriting services of
Management")		the Fund's shares.

Mizuho Investors	Agent Company	Agent Company (Note 3) Agreement
Securities Co., Ltd.	Distributor in Japan	dated July 23, 1997 provides the
("Mizuho Investors		agent company services in Japan.
Securities")		Japan Dealer Sales Contract (Note 4)
dated August 18, 1997 with the
Principal Underwriter provides the
forwarding of sales in Japan.

(Note 1) The "Management Contract" shall mean an agreement that the Investment Management Company agrees to furnish continuously an investment program for the Fund, and to manage, supervise and conduct the other affairs and business of the Fund with the compliance with the provisions of the Agreement and the Declaration of Trust and the By-Laws of the Fund and its stated investment objectives, policies and restrictions.

(Note 2) The "Custodian Agreement" shall mean an agreement that the Custodian agrees to offer the custody services of the Fund's assets such as custody, delivery and register of the securities, funds and other property owned by the Fund.

(Note 3) The "Agent Company Agreement " shall mean an agreement that the Agent Company in Japan, which was appointed by the Investment Management Company, agrees to distribute the prospectuses to the Sales Handling Companies regarding the shares of the Fund, publication of the net asset value per share and the distribution of the documents such as the management reports, etc. to be required in accordance with the provisions of the applicable laws and regulations of Japan and/or the rules of the Japan Securities Dealers' Association

(Note 4) The "Japan Dealer Sales Contract" shall mean an agreement that the Distributor in Japan agrees to sell the shares delivered by the Investment Management Company for the purpose of public offering in Japan in accordance with the provisions of the applicable laws and regulations of Japan and the prospectus.

[After Amendment]

Name	Role in management of	Outline of the Agreement
the Fund

(Omitted.)

Putnam Fiduciary	Custodian and Investor	Amended and Restated Custodian
Trust Company	Servicing Agent	Agreement (Note 2) dated February 10,
2006 with the Fund provides for the
custodial services to the Fund.
Investor Servicing Agreement dated
June 3, 1991 (as amended and
restated on January 1, 2005) with the
Fund provides the investor services
for the Fund.

State Street Bank	Custodian and	Master Custodian Agreement (Note 2)
and Trust Company	Sub-Accounting	dated January 1, 2007 with the Fund
	Servicing Agent	provides for the custodial services to
the Fund.
Master Sub-Accounting Servicing
Agreement dated January 1, 2007
with the Investment Management
Company provides the
sub-accounting services for the Fund.

Putnam Retail	Principal Underwriter	Distributor's Contract dated
Management		November 28, 1994 (as amended on
Limited Partnership		June 10, 2005) with the Fund
("Putnam Retail		provides for underwriting services of
Management")		the Fund's shares.

Mizuho Investors	Agent Company	Agent Company (Note 5) Agreement
Securities Co., Ltd.	Distributor in Japan	dated July 23, 1997 provides the
("Mizuho Investors		agent company services in Japan.
Securities")		Japan Dealer Sales Contract (Note 6)
dated August 18, 1997 with the
Principal Underwriter provides the
forwarding of sales in Japan.

(Note 1) The "Management Contract" shall mean an agreement that the Investment Management Company agrees to furnish continuously an investment program for the Fund, and to manage, supervise and conduct the other affairs and business of the Fund with the compliance with the provisions of the Agreement and the Declaration of Trust and the By-Laws of the Fund and its stated investment objectives, policies and restrictions.

(Note 2) The "Custodian Agreement" and the "Master Custodian Agreement" shall mean agreements that the Custodians agree to offer the custody services of the Fund's assets such as custody, delivery and register of the securities, funds and other property owned by the Fund.

(Note 3) Investor Servicing Agreement is an agreement by which the Investor Servicing Agent agrees to provide investor servicing agent functions to the Fund.

(Note 4) Master Sub-Accounting Services Agreement is an agreement by which the Sub-Accounting Servicing Agent agrees to provide sub-accounting servicing agent functions to the Fund.

(Note 5) The "Agent Company Agreement " shall mean an agreement that the Agent Company in Japan, which was appointed by the Investment Management Company, agrees to distribute the prospectuses to the Sales Handling Companies regarding the shares of the Fund, publication of the net asset value per share and the distribution of the documents such as the management reports, etc. to be required in accordance with the provisions of the applicable laws and regulations of Japan and/or the rules of the Japan Securities Dealers' Association

(Note 6) The "Japan Dealer Sales Contract" shall mean an agreement that the Distributor in Japan agrees to sell the shares delivered by the Investment Management Company for the purpose of public offering in Japan in accordance with the provisions of the applicable laws and regulations of Japan and the prospectus.

4. FEES AND TAX

(3) Management Fee, etc.:

(b) Custodian Fee and Charges of the Investor Servicing Agent

[Before Amendment]

(Omitted.)

The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on October 31, 2006, the Fund paid $5,595,133 as a custodian fee and investor servicing agent fee.

[After Amendment]

(Omitted.)

The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company ("SSBTC"), 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its custodian. Putnam Fiduciary Trust Company ("PFTC"), the Fund's previous custodian, is managing the transfer of the Fund's assets to SSBTC. This transfer is expected to be completed during the first half of 2007. SSBTC is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund's investments, serving as the Fund's foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the Fund and performing other administrative duties. SSBTC does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. SSBTC has a lien on the Fund's assets to secure charges and advances made by it.

PFTC will remain custodian with respect to Fund assets until the assets are transferred, performing similar services to those described for SSBTC.

PFTC may employ one or more sub-custodians in fulfilling its responsibilities. The Fund pays State Street and PFTC an annual fee based on the Fund's assets held with each of them and on securities transactions processed by each of them and reimburses them for certain out-of pocket expenses. In addition to the fees the Fund pays to PFTC for providing custody services, the Fund will make additional payments to PFTC in 2007 for managing the transition of custody services from PFTC to State Street and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund's custody fee based on the amount of cash maintained by its custodian.

For the fiscal year ending on October 31, 2006, the Fund paid $5,595,133 as a custodian fee and investor servicing agent fee.

PART III. DETAILED INFORMATION CONCERNING THE FUND

III. MANAGEMENT AND ADMINISTRATION

1. Outline of Management of Assets, Etc.:

(5) Miscellaneous:

(g) The Procedures Concerning Amendments to the Agreements Concluded Between the
Related Companies, etc.:

[Before Amendment]

(Omitted.)

(iii) Investor Servicing Agreement

The Investor Servicing Agreement takes effect upon its execution and remains in full force and effect until terminated as hereinafter provided. The Investor Servicing Agreement may be amended at any time by mutual agreement of the parties hereto. It may be terminated by the Fund upon 90 days' written notice to PFTC and by PFTC upon six months' written notice to the Fund.

The Investor Servicing Agreement is governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

(iv) Agent Company Agreement:

(Omitted.)

 (v) Japan Dealer Sales Contract:

(Omitted.)

[After Amendment]

(Omitted.)

(iii) Master Custodian Agreement

The Master Custodian Agreement takes effect upon its execution and remains in full force for an initial term 4 years from the date of execution, and shall automatically renew for additional consecutive 3 year terms, unless either party gives 180 days' prior written notice to the other of its intent not to renew. This Agreement shall be modified or amended from time to time by mutual written agreement of the parties to this Agreement.

This Agreement is governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

(iv) Investor Servicing Agreement

The Investor Servicing Agreement takes effect upon its execution and remains in full force and effect until terminated as hereinafter provided. This Agreement may be amended at any time by mutual agreement of the parties hereto. It may be terminated by the Fund upon 90 days' written notice to PFTC and by PFTC upon six months' written notice to the Fund.

This Agreement is governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

(v) Master Sub-Accounting Servicing Agreement

The Master Sub-Accounting Servicing Agreement akes effect upon its execution and remains in full force for an initial term 7 years from the date of execution, and shall automatically renew for additional consecutive 3 year terms, unless either party gives 180 days' prior written notice to the other of its intent not to renew. This Agreement shall be modified or amended from time to time by mutual written agreement of the parties to this Agreement.

This Agreement is governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

(vi) Agent Company Agreement:

(Omitted.)

(vii) Japan Dealer Sales Contract:

(Omitted.)

PART IV. SPECIAL INFORMATION

I. OUTLINE OF THE MANAGEMENT COMPANY

2. Description of Business and Outline of Operation

 A. Fund:

[Before Amendment]

 (Omitted.)

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

[After Amendment]

(Omitted.)

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent and State Street Trust and Company, to hold the assets of the Fund in custody and acts as Sub-Accounting Agent.

(Note) PFTC is managing the transfer of the Fund's assets to SSBTC. This transfer is expected to be completed during the first half of 2007. PFTC will remain custodian with respect to Fund assets until the assets are transferred.

II. OUTLINE OF THE OTHER RELATED COMPANIES

1 Name, Amount of Capital and Description of Business:

[Before Amendment]

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian):

(Omitted.)

(2) Description of Business: Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

(B) Putnam Retail Management Limited Partnership ("Putnam Retail Management") (the Principal Underwriter):

(Omitted.)

(C) Mizuho Investors Securities Co., Ltd. (Distributor in Japan and Agent Company):

(Omitted.)

[After Amendment]

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian):

(Omitted.)

(2) Description of Business:

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

(Note) PFTC is managing the transfer of the Fund's assets to SSBTC. This transfer is expected to be completed during the first half of 2007. PFTC will remain custodian with respect to Fund assets until the assets are transferred.

(B) State Street Bank and Trust Company (the Custodian and Sub-Accounting Services Agent)

 (1) Amount of Capital

Total consolidated shareholder's equity: U.S.$6.769 billion (JPY 824 billion) as of the end of December, 2006.

(2) Description of Business

State Street Bank and Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of State Street Bank Holding Company. State Street Bank and Trust Company has been providing custody services to mutual funds, since 1924 and to the Fund since January 2007.

(C) Putnam Retail Management Limited Partnership ("Putnam Retail Management") (the Principal Underwriter):

(Omitted.)

(D) Mizuho Investors Securities Co., Ltd. (Distributor in Japan and Agent Company):

(Omitted.)

2 Outline of Business Relationship with the Fund:

[Before Amendment]

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian):

(Omitted.)

(B) Putnam Retail Management Limited Partnership ("Putnam Retail Management") (the Principal Underwriter):

(Omitted.)

(C) Mizuho Investors Securities Co., Ltd. (Distributor in Japan and Agent Company):

(Omitted.)

[After Amendment]

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian):

(Omitted.)

(B) State Street Bank and Trust Company (the Custodian and Sub-Accounting Services Agent)

State Street Bank and Trust Company provides custody and sub-accounting services to the Fund.

(C) Putnam Retail Management Limited Partnership ("Putnam Retail Management") (the Principal Underwriter):

(Omitted.)

(D) Mizuho Investors Securities Co., Ltd. (Distributor in Japan and Agent Company):

(Omitted.)